Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Purchase of products and services
Related party balances and transactions
Amount of transaction	$ 86,805	$ 52,075
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction	168	1,580
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction	855	830
Rental of office space
Related party balances and transactions
Amount of transaction	1,088	300
Interest income on loans
Related party balances and transactions
Amount of transaction	795	764
Interest income on loans | Hubei ECARX
Related party balances and transactions
Amount of transaction	10	52
Interest expense on borrowings
Related party balances and transactions
Amount of transaction	965	1,066
Loans to related parties
Related party balances and transactions
Amount of transaction	0	1,488
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction	1,341	2,439
Borrowings from related parties
Related party balances and transactions
Amount of transaction	47,918	62,360
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction	21,021	13,697
Debt assignment and offset with related parties
Related party balances and transactions
Amount of transaction	$ 4,919	$ 0